Trade Accounts and Notes Receivable - Gross Amount and Present Value of Minimum Lease Payments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Unrealized interest income	₩ (4,138)	₩ (1,396)
Present value of minimum lease payment	103,360	11,203
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross amount of lease payment	57,820	11,771
1 year - 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross amount of lease payment	₩ 49,678	₩ 828